Commitments and Contingencies (Details Narrative)	Dec. 31, 2022 USD ($)
Aldoxorubicin [Member]
Product Liability Contingency [Line Items]
Amount of milestone payment payable	$ 1,000,000
Aldoxorubicin [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Amount of milestone payment payable	7,500,000
Arimoclomol [Member]
Product Liability Contingency [Line Items]
Amount of milestone payment payable	3,650,000
Innovive [Member]
Product Liability Contingency [Line Items]
Future earnout merger consideration	$ 18,300,000